Principal Accountant Fees and Services	12 Months Ended
Dec. 31, 2023
Principal Accountant Fees and Services
Principal Accountant Fees and Services

(G.7) Principal Accountant Fees and Services

At the Annual General Meeting of Shareholders held on May 18, 2022, our shareholders elected BDO AG Wirtschaftsprüfungsgesellschaft (BDO) as SAP’s independent auditor for 2023. BDO has been the Company’s principal auditor since the fiscal year 2023.

For prior fiscal years since 2002, KPMG AG Wirtschaftsprüfungsgesellschaft was the Company’s principal auditor.

BDO and other firms in the global BDO network charged the following fees to SAP for audit and other professional services related to 2023 (KPMG for previous years):

€ millions	2023			2022			2021
	BDO AG	Foreign BDO		KPMG AG	Foreign KPMG		KPMG AG	Foreign
	(Germany)	Firms	Total	(Germany)	Firms	Total	(Germany)	KPMG Firms	Total
Audit fees	8	5	13	4	10	14	3	8	12
Audit-related fees	0	1	1	3	7	10	2	5	7
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	8	6	14	7	17	24	6	13	19

Audit fees are the aggregate fees charged by BDO for auditing our consolidated financial statements and the statutory financial statements of SAP SE and its subsidiaries. The increase in audit fees for BDO AG is due to a centralized audit approach. Further, BDO Germany has engaged local BDO network firms to audit financial information of subsidiaries as part of the audit of our consolidated financial statements. Audit-related fees are fees charged by BDO for assurance and related services that are reasonably related to the performance of the audit and for service organization attestation procedures.